UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2018 – February 28, 2019

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Shares	Value
COMMON STOCKS† - 0.3%
Utilities - 0.2%
TexGen Power LLC*,††	22,219	$855,432
Energy - 0.1%
SandRidge Energy, Inc.*,16	39,565	307,420
Approach Resources, Inc.*	57,880	54,309
Titan Energy LLC*,16	9,603	480
Total Energy		362,209
Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	13,571	244,278
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	11,126	77,882
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,1	56	62,173
Qlik Technologies, Inc.*,†††,1	3,600	–
Qlik Technologies, Inc. - Class B*,†††,1	13,812	–
Aspect Software, Inc.*,†††,1,2	156	–
Total Technology		62,173
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2	12,989	27,407
Total Common Stocks
(Cost $4,261,378)		1,629,381
PREFERRED STOCKS†† - 0.5%
Financial - 0.3%
Public Storage 5.40%[3]	41,000	1,032,380
AgriBank FCB 6.88%[3,4]	4,000	414,000
Total Financial		1,446,380
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19[16]	36,550	921,426
Lytx Holdings, LLC 14.75%*,†††,1,3	521	520,857
Total Industrial		1,442,283
Total Preferred Stocks
(Cost $2,777,607)		2,888,663
WARRANTS††† - 0.0%
Lytx, Inc.*,1	26	131
Aspect Software, Inc.*,1,2	134,686	–
Total Warrants
(Cost $–)		131
MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.27%[5]	14,844,949	14,844,949
Total Money Market Fund
(Cost $14,844,949)		14,844,949

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7%
Technology - 7.1%
Cologix Holdings, Inc.
due 03/20/24	3,150,000	$3,024,000
9.49% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 03/20/25	750,000	720,938
Planview, Inc.
7.74% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,970,000	1,970,000
12.24% (1 Month USD LIBOR + 9.75%, Rate Floor: 10.75%) due 07/27/23†††,1	900,000	902,556
Nimbus Acquisitions Bidco Ltd.
7.25% (3 Month GBP LIBOR + 6.25%, Rate Floor: 7.25%) due 07/15/21†††,1,6	GBP 1,664,433	2,192,756
8.88% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 07/15/21†††,1,6	422,032	413,269
TIBCO Software, Inc.
6.01% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/04/20	2,360,082	2,355,668
Datix Bidco Ltd.
7.28% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/21/25†††,1	2,001,644	1,984,101
10.53% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	300,111	297,269
LANDesk Group, Inc.
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	2,232,449	2,212,915
Ministry Brands LLC
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	2,169,355	2,158,508
Bullhorn, Inc.
9.40% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	2,017,030	1,984,739
9.44% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	83,345	75,578
Cvent, Inc.
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	1,985,000	1,955,225

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Technology - 7.1% (continued)
Brave Parent Holdings, Inc.
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,890,500	$1,873,958
EIG Investors Corp.
6.39% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 02/09/23	1,811,525	1,803,826
Dun & Bradstreet
due 02/06/26	1,750,000	1,750,438
Park Place Technologies LLC
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	1,079,623	1,066,128
10.49% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/29/26	680,723	660,301
MRI Software LLC
8.31% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	1,288,403	1,275,519
8.30% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	146,222	144,760
8.13% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	62,103	61,482
8.11% ((1 Month USD LIBOR + 5.50%) and (3 Month USD LIBOR + 5.50%), Rate Floor: 6.50%) due 06/30/23†††,1	10,222	9,521
24-7 Intouch, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	1,496,250	1,443,881
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	1,400,000	1,377,754
Advanced Computer Software
7.26% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	1,322,781	1,315,612
Optiv, Inc.
5.74% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	1,265,029	1,211,266
Lytx, Inc.
9.24% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	1,145,273	1,123,653

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Technology - 7.1% (continued)
Aspect Software, Inc.
15.50% (Commercial Prime Lending Rate + 10.00%, Rate Floor: 11.00%) due 05/25/20[2]	789,535	$655,969
8.50% (Commercial Prime Lending Rate + 3.00% Rate Floor: 4.00%) due 05/25/20[2]	557,261	462,989
Project Accelerate Parent, LLC
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25	992,500	992,500
Greenway Health LLC
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	990,310	928,416
Solera LLC
6.67% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	677,667	639,351
Jaggaer
6.49% ((1 Month USD LIBOR + 4.00%) and (Commercial Prime Lending Rate + 3.00%), Rate Floor: 5.00%) due 12/28/24	598,744	586,769

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Ping Identity Corp.
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 01/24/25	497,500	494,391
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	398,935	394,582
Peak 10 Holding Corp.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	248,116	234,469
Targus Group International, Inc.
15.13% (3 Month USD LIBOR + 11.50%, Rate Floor: 14.75%) due 08/01/25†††,1,2,12	155,450	–
Total Technology		42,755,057
Consumer, Cyclical - 7.0%
EG Finco Ltd.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	2,779,003	2,704,332
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 400,000	447,048

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Cyclical - 7.0% (continued)
Accuride Corp.
8.05% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,402,743	$2,892,332
Big Jack Holdings LP
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/05/24	2,136,965	2,067,513
CH Holding Corp.
6.01% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/05/26	2,000,000	2,004,500
K & N Parent, Inc.
7.24% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,952,226	1,932,703
Blue Nile, Inc.
9.13% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,850,000	1,785,250
Midas Intermediate Holdco II LLC
5.56% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,787,589	1,754,071
Boot Barn Holdings, Inc.
7.31% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/29/21	1,765,000	1,720,875
BBB Industries, LLC
7.01% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,646,875	1,626,289
Touchtunes Interactive Network
7.24% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/28/21	1,565,854	1,561,939
Lands’ End, Inc.
5.76% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/02/21	1,634,277	1,547,464
EnTrans International, LLC
8.49% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	1,500,000	1,477,500
Comet Bidco Ltd.
7.63% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,485,038	1,447,912
Zephyr Bidco Ltd.
8.23% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 1,100,000	1,444,201

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Cyclical - 7.0% (continued)
SHO Holding I Corp.
7.74% ((3 Month USD LIBOR + 5.00%) and (2 Month USD LIBOR + 4.00%), Rate Floor: 6.00%) due 10/27/22	1,205,649	$1,121,254
6.55% ((1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.00%) due 10/27/21	334,000	310,620

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

CPI Acquisition, Inc.
7.35% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	2,021,782	1,260,237
Alexander Mann
7.98% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 08/11/25	1,300,000	1,248,000
Apro LLC
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/08/24	1,163,000	1,157,185
SMG US Midco 2, Inc.
5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/23/25	992,500	980,918
9.49% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	125,000	126,875
AT Home Holding III
6.24% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,107,124	1,084,982
Cast & Crew Payroll LLC
6.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/09/26	1,000,000	1,003,500
Galls LLC
8.83% (2 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	842,319	833,896
8.82% ((1 Month USD LIBOR + 6.25%) and (2 Month USD LIBOR + 6.25%), Rate Floor: 7.25%) due 01/31/25†††,1	94,651	93,704
9.32% ((1 Month USD LIBOR + 6.25%) and (Commercial Prime Lending Rate + 5.25%), Rate Floor: 7.25%) due 01/31/24†††,1	82,895	74,039
WESCO
7.06% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	995,000	990,629

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Cyclical - 7.0% (continued)
IBC Capital Ltd.
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	992,500	$971,409
Checkers Drive-In Restaurants, Inc.
6.88% ((1 Month USD LIBOR + 4.25%) and (3 Month USD LIBOR + 4.25%), Rate Floor: 5.25%) due 04/25/24	1,010,555	847,179
Truck Hero, Inc.
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	843,577	824,596
NES Global Talent
8.24% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	636,725	635,133
Belk, Inc.
7.45% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	784,494	626,222
Aimbridge Acquisition Co., Inc.
6.26% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/02/26	500,000	499,065
American Tire Distributors, Inc.
8.66% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	409,286
10.13% (1 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	83,488	75,661
Leslie’s Poolmart, Inc.
6.08% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	464,800	451,521

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Acosta, Inc.
5.75% ((1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%), Rate Floor: 4.25%) due 09/26/19	332,056	166,284
5.91% ((1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%), Rate Floor: 3.25%) due 09/26/19	281,029	140,731
Nellson Nutraceutical (US)
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	265,478	246,895

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Cyclical - 7.0% (continued)
Petco Animal Supplies, Inc.
5.99% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	99,233	$77,291
Total Consumer, Cyclical		42,671,041
Industrial - 6.9%
Alion Science & Technology Corp.
6.99% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/19/21	3,341,940	3,325,230
Tronair Parent, Inc.
7.56% ((1 Month USD LIBOR + 4.75%) and (12 Month USD LIBOR + 4.75%), Rate Floor: 5.75%) due 09/08/23	3,143,919	3,049,601
Dynasty Acquisition Co.
due 01/23/26	3,000,000	3,007,139
American Bath Group LLC
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	2,701,452	2,687,945
Capstone Logistics
6.99% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	2,675,509	2,663,255
ILPEA Parent, Inc.
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23	2,575,587	2,591,685
WP CPP Holdings LLC
6.51% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 04/30/25	2,374,050	2,364,150
Transcendia Holdings, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,975,050	1,892,750
Bioplan / Arcade
7.24% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	1,867,783	1,730,818
Foundation Building Materials Holding Company LLC
5.49% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/13/25	1,750,000	1,715,000
STS Operating, Inc. (SunSource)
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	1,492,713	1,470,322

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Industrial - 6.9% (continued)
National Technical
8.76% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,384,292	$1,339,303
Savage Enterprises LLC
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,217,568	1,221,623
PT Intermediate Holdings III LLC
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/09/24	789,322	777,482
10.80% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 12/08/25	400,000	392,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Duran, Inc.
6.79% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	550,000	533,500
6.78% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/29/24	501,648	486,599
DAE Aviation
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/22	987,245	988,479
Bhi Investments LLC
11.63% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,000,000	980,000
Pelican Products, Inc.
6.01% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	995,000	978,831
ProAmpac PG Borrower LLC
11.19% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	1,000,000	973,330
Hillman Group, Inc.
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	997,494	963,080
Diversitech Holdings, Inc.
10.30% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	1,000,000	960,000
Arctic Long Carriers
6.99% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	985,000	955,450

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Industrial - 6.9% (continued)
Fortis Solutions Group LLC
6.99% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	587,383	$585,915
7.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	241,651	241,047
YAK MAT (YAK ACCESS LLC)
12.49% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,000,000	805,000
Thermon Group Holdings, Inc.
6.26% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24	800,000	800,000
SLR Consulting Ltd.
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	793,980	767,789
Dimora Brands, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	493,750	487,578
Hayward Industries, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	200,000	197,312
Total Industrial		41,932,213
Consumer, Non-cyclical - 4.8%
WIRB - Copernicus Group, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/22	3,208,962	3,192,917
Springs Window Fashions
10.98% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,225,125
6.73% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,123,250	1,117,634
Civitas Solutions, Inc.
due 02/05/26	2,000,000	2,006,659

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Immucor, Inc.
7.80% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	1,970,000	$1,967,537

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Endo Luxembourg Finance Co.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	1,872,490	1,873,670
MDVIP LLC
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,485,000	1,470,150
Hearthside Group Holdings LLC
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,450,000	1,442,025
BCPE Eagle Buyer LLC
6.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,475,231	1,434,662
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
7.01% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,440,122	1,432,922
California Cryobank
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25	1,197,500	1,194,506
Avantor, Inc.
6.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/21/24	1,178,657	1,180,767
Arctic Glacier Group Holdings, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	1,172,602	1,149,150
IHC Holding Corp.
9.55% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	921,980	916,980
9.22% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	176,992	176,033
Tecbid US, Inc.
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/25/24	988,890	986,418
Affordable Care Holding
7.40% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	970,000	948,175

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Give and Go Prepared Foods Corp.
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	829,500	$764,177
CTI Foods Holding Co. LLC
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/29/20	1,325,000	670,781
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 06/28/21	1,105,000	49,725
CPI Holdco LLC
6.24% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	696,456	687,750
Certara, Inc.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	617,696	603,798
Packaging Coordinators Midco, Inc.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	508,885	506,977
Hoffmaster Group, Inc.
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/21/23	442,158	440,500
Kar Nut Products Company
6.99% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††,1	375,849	372,650
Moran Foods LLC
due 12/05/23	600,000	342,900
Sierra Acquisition, Inc.
due 11/11/24	300,000	297,375
Affordable Care Holdings Corp.
7.40% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	250,000	244,375

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Diamond (BC) B.V.
5.74% ((2 Month USD LIBOR + 3.00%) and (3 Month USD LIBOR + 3.00%), Rate Floor: 3.00%) due 09/06/24	250,000	240,730
Nellson Nutraceutical (CAD)
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	109,142	101,502

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Examworks Group, Inc.
5.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 01/27/23†††,1	100,000	$94,286
Total Consumer, Non-cyclical		29,132,856
Basic Materials - 2.5%
ICP Industrial, Inc.
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	2,270,370	2,259,018
PetroChoice Holdings
7.74% ((2 Month USD LIBOR + 5.00%) and (3 Month USD LIBOR + 5.00%), Rate Floor: 6.00%) due 08/19/22	2,040,289	2,024,986
American Rock Salt Company LLC
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/21/25	1,985,000	1,976,326
GrafTech Finance, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,664,194	1,657,954
Niacet Corp.
6.99% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	1,648,856	1,640,612
Big River Steel LLC
7.80% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	1,543,750	1,551,469
US Salt LLC
7.23% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 01/16/26	1,000,000	998,750
LTI Holdings, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	997,500	973,809
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	EUR 775,932	878,231
Pregis Holding I Corp.
6.31% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	472,444	465,357
Ranpak
9.73% (1 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 10/03/22	417,407	414,277

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Basic Materials - 2.5% (continued)
PMHC II, Inc. (Prince)
6.15% ((1 Month USD LIBOR + 3.50%) and (6 Month USD LIBOR + 3.50%) and (12 Month USD LIBOR + 3.50%), Rate Floor: 4.50%) due 03/29/25	198,500	$193,538
Vectra Co.
5.74% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	150,000	143,437
Noranda Aluminum Acquisition Corp.
8.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.75%) due 02/28/19[12]	517,932	1,295
Total Basic Materials		15,179,059
Communications - 2.2%
Dominion Web Solutions LLC
8.99% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	2,731,946	2,663,448

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Market Track LLC
6.83% ((1 Month USD LIBOR + 4.25%) and (2 Month USD LIBOR + 4.25%), Rate Floor: 5.25%) due 06/05/24	2,117,750	2,011,863
Houghton Mifflin Co.
5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	2,016,286	1,905,390
Imagine Print Solutions LLC
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,965,000	1,847,100
Cengage Learning Acquisitions, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	1,683,737	1,551,665
Resource Label Group LLC
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,333,046	1,319,715
Flight Bidco, Inc.
9.99% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,267,500

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Communications - 2.2% (continued)
Mcgraw-Hill Global Education Holdings LLC
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	491,144	$451,577
Total Communications		13,018,258
Financial - 1.3%
PSS Companies
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 01/28/20	1,814,091	1,795,950
Aretec Group, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,700,000	1,678,750
Virtu Financial, Inc.
due 01/24/26	1,500,000	1,503,285
StepStone Group LP
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/27/25	1,488,750	1,481,306
Assetmark Financial Holdings, Inc.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/14/25	500,000	498,125
Institutional Shareholder Services
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/16/24	453,750	451,481
6.52% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/16/24	41,354	41,147
Northstar Financial Services LLC
6.08% ((2 Month USD LIBOR + 3.50%) and (1 Month USD LIBOR + 3.50%), Rate Floor: 4.25%) due 05/25/25	392,341	386,456
Total Financial		7,836,500
Utilities - 1.0%
Oregon Clean Energy LLC
due 03/01/26	2,500,000	2,481,250
Carroll County Energy LLC
8.00% (Commercial Prime Lending Rate + 2.50%, Rate Floor: 2.50%) due 02/15/26	1,600,000	1,596,000
Panda Power
9.30% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	1,466,607	1,262,748

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 33.7% (continued)
Utilities - 1.0% (continued)
EIF Channelview Cogeneration LLC
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	930,417	$931,887
Total Utilities		6,271,885
Energy - 0.9%
Permian Production Partners LLC
8.49% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	1,852,500	1,803,872
Summit Midstream Partners, LP
8.49% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,525,000	1,505,937
SeaPort Financing LLC
8.00% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25	1,500,000	1,496,250
Gavilan Resources LLC
8.49% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	990,000	785,199
Total Energy		5,591,258
Total Senior Floating Rate Interests
(Cost $210,466,420)		204,388,127
ASSET-BACKED SECURITIES†† - 19.8%
Collateralized Loan Obligations - 12.6%
Golub Capital Partners CLO Ltd.
2018-36A, 4.83% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[7,8]	5,000,000	4,588,122
2018-39A, 4.66% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[7,8]	2,500,000	2,441,438
2018-25A, 4.63% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[7,8]	2,500,000	2,432,305
2017-16A, 5.49% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[7,8]	1,500,000	1,469,960
Diamond CLO Ltd.
2018-1A, 6.46% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[7,8]	3,000,000	2,930,031
2018-1A, 5.36% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[7,8]	2,500,000	2,433,865

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Collateralized Loan Obligations - 12.6% (continued)
Mountain Hawk II CLO Ltd.
2018-2A, 5.11% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[7,8]	3,000,000	$3,002,041
2013-2A, 5.91% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[7,8]	1,750,000	1,706,886
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 5.33% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[7,8]	4,000,000	3,853,477
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[7]	2,000,000	1,997,621
2015-1A, 7.50% due 11/12/30[7]	1,000,000	988,499
Marathon CRE Ltd.
2018-FL1, 5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[7,8]	3,000,000	2,972,761
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[7]	3,000,000	2,971,283
Dryden 37 Senior Loan Fund
2015-37X, due 01/15/31[9]	2,998,799	2,101,843
2015-37A, due 01/15/31[7,9]	1,050,000	735,940
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[7,9]	3,555,000	2,602,182
Denali Capital CLO XI Ltd.
2018-1A, 4.91% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[7,8]	2,400,000	2,347,954
Newstar Commercial Loan Funding LLC
2017-1A, 7.89% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[7,8]	2,000,000	2,001,527
2017-1A, 6.29% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[7,8]	250,000	250,170

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Avery Point VI CLO Ltd.
2018-6A, 4.73% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[7,8]	2,000,000	1,977,922
MP CLO VIII Ltd.
2018-2A, 4.66% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[7,8]	2,000,000	1,940,058
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[7,9]	2,600,000	1,910,844

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Collateralized Loan Obligations - 12.6% (continued)
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 5.19% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 02/15/35[7,8]	1,800,000	$1,801,195
Exantas Capital Corporation 2018-RSO6 Ltd.
2018-RSO6, 4.99% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/15/35[7,8]	1,800,000	1,781,014
Hunt CRE Ltd.
2017-FL1, 5.79% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[7,8]	1,800,000	1,780,352
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	2,399,940	1,766,004
Cent CLO 19 Ltd.
2013-19A, 6.05% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[7,8]	1,750,000	1,749,722
Monroe Capital CLO Ltd.
2017-1A, 6.36% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[7,8]	1,750,000	1,708,360
Treman Park CLO Ltd.
2015-1A, due 10/20/28[7,9]	2,000,000	1,701,811
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,9]	2,000,000	1,667,142
Voya CLO Ltd.
2013-1A, due 10/15/30[7,9]	3,000,000	1,598,523
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[7,9,16]	2,600,000	1,419,750
Ladder Capital Commercial Mortgage Trust
2017-FL1, 6.09% (1 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 09/15/34[7,8]	1,350,000	1,342,510
Marathon CLO V Ltd.
2013-5A, due 11/21/27[7,9]	3,566,667	1,018,586
NewStar Clarendon Fund CLO LLC
2015-1A, 7.12% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[7,8]	1,000,000	1,000,373
Atlas Senior Loan Fund IV Ltd.
2018-2A, 5.28% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 02/17/26[7,8]	1,000,000	993,798

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Collateralized Loan Obligations - 12.6% (continued)
Jackson Mill CLO Ltd.
2018-1A, 4.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[7,8]	1,000,000	$980,009
Babson CLO Ltd.
2014-IA, due 07/20/25[7,9]	3,000,000	929,829
2012-2A, due 05/15/23[7,9]	2,000,000	24,400
KVK CLO Ltd.
2013-1A, due 01/14/28[7,9,16]	2,300,000	950,972
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[7,9]	1,250,000	829,280
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[7,9]	1,500,000	779,916
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[7,9]	1,153,846	773,184

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

West CLO Ltd.
2013-1A, due 11/07/25[7,9]	1,350,000	328,027
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[7,9]	3,700,000	6,573
Total Collateralized Loan Obligations		76,588,059
Transport-Aircraft - 4.3%
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[7]	2,681,782	2,739,795
2018-1A, 5.44% due 01/16/38[7]	2,699,904	2,721,010
2016-2, 7.87% due 11/15/41	1,170,186	1,168,314
2016-2, 5.93% due 11/15/41	611,233	612,456
2016-1A, 6.50% due 03/17/36[7,10]	542,331	551,139
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[7]	4,352,434	4,305,701
AASET US Ltd.
2018-2A, 5.43% due 11/18/38[7]	2,931,451	2,959,156
Rise Ltd.
2014-1B, 6.50% due 02/12/39	1,260,150	1,260,150
2014-1A, 4.75% due 02/12/39	1,008,628	1,008,628

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Transport-Aircraft - 4.3% (continued)
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7,10]	2,192,155	$2,220,772
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	1,723,293	1,718,263
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[7]	1,680,339	1,702,015
Castlelake Aircraft Securitization Trust
due 12/31/30†††,1,9	3,054,105	1,294,059
Stripes Aircraft Ltd.
2013-1 A1, 5.99% due 03/20/23†††	1,196,415	1,174,392
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[11]	478,820	403,296
Airplanes Pass Through Trust
2001-1A, 3.01% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[8,11,12]	6,677,317	233,559
Total Transport-Aircraft		26,072,705
Whole Business - 1.0%
TSGE
2017-1, 6.25% due 09/25/31†††,1	5,000,000	5,050,949
Wingstop Funding 2018-1 LLC
2018-1, 4.97% due 12/05/48[7]	1,000,000	1,025,040
Total Whole Business		6,075,989
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[7]	3,000,000	2,970,926
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[7]	1,000,000	1,007,418
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[8,11,16]	297,278	294,305
Total Collateralized Debt Obligations		4,272,649
Insurance - 0.4%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[7]	2,207,823	2,213,143

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 19.8% (continued)
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[11]	1,986,666	$1,975,659
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,100,000	1,106,568
Financial - 0.2%
NCBJ
2015-1A, 5.88% due 07/08/22†††,1	1,094,970	1,093,049

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[7]	833,333	821,168
Total Asset-Backed Securities
(Cost $127,312,903)		120,218,989
CORPORATE BONDS†† - 15.3%
Financial - 6.0%
Bank of America Corp.
6.50%[3,4]	2,000,000	2,170,000
6.30%[3,4]	1,000,000	1,089,000
QBE Insurance Group Ltd.
7.50% due 11/24/43[4,7]	3,000,000	3,251,250
Springleaf Finance Corp.
7.13% due 03/15/26	1,550,000	1,569,375
6.13% due 03/15/24	1,500,000	1,516,875
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,950,000	2,929,852
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[16]	2,900,000	2,906,466
Citizens Financial Group, Inc.
5.50%[3,4]	2,500,000	2,532,400
Macquarie Group Ltd.
5.03% due 01/15/30[4,7]	2,000,000	2,046,425
CNB Financial Corp.
5.75% due 10/15/26[4,11]	2,000,000	2,021,868
Assurant, Inc.
4.90% due 03/27/28	1,950,000	1,957,576
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[11]	1,932,846	1,950,186
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000	1,939,001
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	1,500,000	1,458,750
Newmark Group, Inc.
6.13% due 11/15/23[7]	1,450,000	1,457,794
Lincoln Finance Ltd.
7.38% due 04/15/21[7]	1,200,000	1,221,000
Senior Housing Properties Trust
4.75% due 02/15/28	1,350,000	1,211,329
Hunt Companies, Inc.
6.25% due 02/15/26[7]	1,300,000	1,209,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.3% (continued)
Financial - 6.0% (continued)
Pacific Beacon LLC
5.63% due 07/15/51[11,16]	695,353	$673,206
GEO Group, Inc.
5.88% due 10/15/24	600,000	568,500
Fort Benning Family Communities LLC
6.09% due 01/15/51[7]	486,227	507,087
Hospitality Properties Trust
5.25% due 02/15/26	158,000	156,633
Total Financial		36,343,573
Energy - 1.9%
Hess Corp.
5.60% due 02/15/41	1,550,000	1,505,031
6.00% due 01/15/40	1,000,000	1,003,972
7.13% due 03/15/33	500,000	563,390
Bruin E&P Partners LLC
8.88% due 08/01/23[7]	1,825,000	1,783,938
Husky Energy, Inc.
4.00% due 04/15/24	900,000	904,706
3.95% due 04/15/22	600,000	608,076
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	1,000,000	1,013,741
Indigo Natural Resources LLC
6.88% due 02/15/26[7]	1,150,000	1,003,375
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[7]	895,000	826,989
EQT Corp.
8.13% due 06/01/19	800,000	810,169
Buckeye Partners, LP
4.35% due 10/15/24	750,000	748,473
Basic Energy Services, Inc.
10.75% due 10/15/23[7]	500,000	427,500
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[11,12]	1,216,133	121,615
Total Energy		11,320,975
Consumer, Cyclical - 1.8%
HP Communities LLC
6.16% due 09/15/53[11,16]	1,000,000	1,108,209
6.82% due 09/15/53[11,16]	963,768	1,038,053
Exide Technologies
11.00% due 04/30/22[6,11,16]	2,504,083	1,978,226
Titan International, Inc.
6.50% due 11/30/23	1,550,000	1,445,375

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

TVL Finance PLC
8.50% due 05/15/23	GBP 1,040,000	1,444,042
Williams Scotsman International, Inc.
6.88% due 08/15/23[7]	1,450,000	1,424,625
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	1,002,000	896,790
Party City Holdings, Inc.
6.63% due 08/01/26[7]	875,000	859,687

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.3% (continued)
Consumer, Cyclical - 1.8% (continued)
JB Poindexter & Company, Inc.
7.13% due 04/15/26[7]	500,000	$491,250
Total Consumer, Cyclical		10,686,257
Industrial - 1.6%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	4,000,000	3,870,893
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	1,800,000	1,755,000
Intertape Polymer Group, Inc.
7.00% due 10/15/26[7]	1,450,000	1,460,875
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[11]	1,562,382	1,421,362
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
6.29% (3 Month USD LIBOR + 3.50%) due 07/15/21[7,8]	1,225,000	1,232,656
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	376,000	394,236
Total Industrial		10,135,022
Communications - 1.4%
Cengage Learning, Inc.
9.50% due 06/15/24[7]	2,275,000	1,893,937
DISH DBS Corp.
7.75% due 07/01/26	2,150,000	1,859,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	1,790,000	1,440,950
MDC Partners, Inc.
6.50% due 05/01/24[7]	1,543,000	1,336,624
Altice France S.A.
7.38% due 05/01/26[7]	1,060,000	1,040,125
EIG Investors Corp.
10.88% due 02/01/24	900,000	958,500
Total Communications		8,529,886
Basic Materials - 1.3%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,7]	2,450,000	2,687,527
Yamana Gold, Inc.
4.95% due 07/15/24	2,560,000	2,583,245
Eldorado Gold Corp.
6.13% due 12/15/20[7]	2,400,000	2,340,000
Mirabela Nickel Ltd.
9.50% due 06/24/19[12]	1,388,176	430,335
Total Basic Materials		8,041,107
Consumer, Non-cyclical - 0.9%
Nathan’s Famous, Inc.
6.63% due 11/01/25[7]	1,550,000	1,515,125

	Face
	Amount~	Value
CORPORATE BONDS†† - 15.3% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[7]	800,000	$767,752
5.38% due 01/15/23[7]	500,000	412,187
Vector Group Ltd.
6.13% due 02/01/25[7]	1,100,000	973,500
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[7]	1,133,000	957,385
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[11]	550,000	515,625
Beverages & More, Inc.
11.50% due 06/15/22[7]	650,000	474,500
Total Consumer, Non-cyclical		5,616,074
Utilities - 0.3%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[11]	1,425,000	1,348,406
Terraform Global Operating LLC
6.13% due 03/01/26[7]	430,000	413,875
Total Utilities		1,762,281
Oil & Gas - 0.1%
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	508,754	499,643
Total Corporate Bonds
(Cost $96,012,837)		92,934,818

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8%
Residential Mortgage Backed Securities - 10.9%
Lehman XS Trust Series
2006-18N, 2.67% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[8]	5,595,689	5,124,758
2006-16N, 2.70% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[8]	2,214,697	2,123,314
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.66% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[8]	2,360,851	1,815,201
2007-HE2, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 04/25/37[8]	3,410,151	1,733,780
2007-HE2, 2.85% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[8]	2,182,497	1,121,801
2007-HE4, 2.74% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[8]	1,375,326	955,698

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.9% (continued)
2007-HE2, 2.68% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	1,773,279	$895,894
LSTAR Securities Investment Limited
4.52% due 04/01/21	5,215,860	5,219,179
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.51% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[8]	2,000,000	1,980,868
2007-HE1, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[8]	3,041,714	1,974,811
2007-ASP1, 2.69% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[8]	1,670,857	976,899
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 2.71% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[8]	3,588,917	2,213,250
2007-HE4, 2.72% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[8]	3,782,049	1,719,346
2007-HE1, 2.72% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 11/25/36[8]	1,361,869	927,370
GSAA Home Equity Trust
2006-16, 2.66% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[8]	5,204,558	2,431,695
2006-12, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[8]	3,734,413	2,307,951
Ameriquest Mortgage Securities Trust
2006-M3, 2.66% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[8]	4,701,818	2,949,652
2006-M3, 2.59% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[8]	2,328,070	953,960

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.9% (continued)
RALI Series Trust
2006-QO6, 2.67% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[8]	6,867,781	$2,766,689
2006-QO6, 2.72% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[8]	2,172,844	896,008

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Long Beach Mortgage Loan Trust
2006-8, 2.58% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[8]	4,792,771	1,825,417
2006-1, 2.68% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[8]	1,447,388	1,165,665
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.71% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[8]	3,321,324	1,681,482
2006-2, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[8]	2,192,074	1,102,220
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 2.70% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[8]	3,465,235	2,555,041
American Home Mortgage Assets Trust
2006-6, 2.70% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[8]	2,789,742	2,384,004
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 2.73% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[8]	2,885,633	2,127,942
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.84% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[8]	2,507,961	2,123,893

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.9% (continued)
Master Asset Backed Securities Trust
2006-WMC3, 2.65% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[8]	3,862,870	$1,866,161
Morgan Stanley Mortgage Loan Trust
2006-9AR, 2.64% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[8]	3,967,664	1,855,242
IXIS Real Estate Capital Trust
2007-HE1, 2.55% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[8]	2,610,605	894,107
2007-HE1, 2.60% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[8]	2,595,372	893,542
First NLC Trust
2007-1, 2.77% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[7,8]	1,582,646	946,155
Luminent Mortgage Trust
2006-2, 2.69% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[8]	1,013,318	928,169
GSAA Trust
2007-3, 2.66% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[8]	1,934,937	919,865
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.89% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[8]	1,097,407	892,761

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[16]	1,243,285	525,175
2006-6, 5.75% due 01/25/37[16]	511,413	224,259
Total Residential Mortgage Backed Securities		65,999,224
Military Housing - 1.0%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[11]	3,500,000	3,701,250

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Military Housing - 1.0% (continued)
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[11,16]	1,881,888	$1,881,443
2007-AET2, 6.06% due 10/10/52[7,16]	478,164	505,695
Total Military Housing		6,088,388
Commercial Mortgage Backed Securities - 0.9%
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[7,8]	6,000,000	5,878,957
Total Collateralized Mortgage Obligations
(Cost $82,571,750)		77,966,569
U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
2.45% due 07/11/19[13,16]	8,000,000	7,929,595
2.39% due 03/19/19[13,16]	4,500,000	4,494,690
2.39% due 04/02/19[13,16]	3,500,000	3,492,492
2.35% due 04/02/19[13,16]	3,500,000	3,492,492
2.35% due 04/25/19[13,16]	3,500,000	3,487,220
2.40% due 05/23/19[13,16]	3,000,000	2,983,434
2.35% due 03/28/19[13,16]	2,500,000	2,495,561
2.36% due 04/18/19[13,16]	2,500,000	2,492,050
2.45% due 07/05/19[13,16]	2,500,000	2,478,978
2.39% due 04/09/19[13,16]	2,000,000	1,994,816
2.44% due 08/15/19[13,16]	2,000,000	1,977,455
Total U.S. Treasury Bills
(Cost $37,316,920)		37,318,783
FOREIGN GOVERNMENT DEBT†† - 9.1%
State of Israel
2.25% due 05/31/19[14]	ILS 63,000,000	17,782,974
Federative Republic of Brazil
due 04/01/19[14]	BRL 45,710,000	12,120,844
due 07/01/19[14]	BRL 19,200,000	5,014,340
Government of Japan
due 05/27/19[14]	JPY 431,700,000	3,874,611
due 04/08/19[14]	JPY 230,000,000	2,063,680
due 05/13/19[14]	JPY 166,900,000	1,497,881
due 03/11/19[14]	JPY 33,500,000	300,535
Kingdom of Spain
due 05/10/19[14]	EUR 2,890,000	3,289,481
due 04/05/19[14]	EUR 875,000	995,696
Republic of Portugal
due 05/17/19[14]	EUR 2,898,000	3,299,062
due 03/22/19[14]	EUR 770,000	876,065
Republic of Hungary
due 03/06/19[14]	HUF 500,000,000	1,801,861
Senegal Government
6.75% due 03/13/48[7]	1,000,000	910,600
Province of Newfoundland
due 04/18/19[14]	CAD 400,000	303,205
due 05/16/19[14]	CAD 400,000	302,755
due 05/09/19[14]	CAD 200,000	151,400
Province of Manitoba, Canada
due 04/17/19[14]	CAD 525,000	398,092
due 05/15/19[14]	CAD 125,000	94,643
Province of New Brunswick, Canada
due 05/14/19[14]	CAD 400,000	302,873
due 05/09/19[14]	CAD 130,000	98,460
Total Foreign Government Debt
(Cost $54,535,807)		55,479,058
SENIOR FIXED RATE INTERESTS - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22†††,1	900,000	763,913
Total Senior Fixed Rate Interests
(Cost $882,300)		763,913
MUNICIPAL BONDS†† - 0.1%
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	423,712
Total Municipal Bonds
(Cost $400,000)		423,712

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

COMMERCIAL PAPER†† - 4.3%
UDR, Inc.
2.65% due 03/15/19[13]	5,000,000	4,994,847
Lowes Companies, Inc.
2.74% due 03/18/19[13]	5,000,000	4,993,531
Keurig Dr Pepper, Inc.
2.65% due 03/29/19[13]	3,000,000	2,993,817
2.77% due 03/18/19[13]	2,000,000	1,997,311
General Mills, Inc.
2.66% due 03/25/19[13]	4,000,000	3,992,907
Northrop Grumman Corp.
2.71% due 03/27/19[13]	4,000,000	3,992,171

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 4.3% (continued)
Marriott International, Inc.
2.80% due 04/03/19[13]	2,900,000	$2,892,557
Total Commercial Paper
(Cost $25,857,166)		25,857,141
REPURCHASE AGREEMENTS††,15 - 0.6%
Citigroup Global Markets
issued 12/10/18 at 2.10% open maturity[17]	871,000	871,000
issued 12/12/18 at 2.10% open maturity[17]	302,000	302,000
issued 12/13/18 at 1.80% open maturity[17]	137,000	137,000
issued 11/29/18 at 2.05% open maturity[17]	95,000	95,000
issued 12/13/18 at 2.10% open maturity[17]	76,000	76,000
issued 02/04/19 at 2.10% open maturity[17]	46,000	46,000
issued 02/14/19 at 2.10% open maturity[17]	28,000	28,000
issued 02/07/19 at 2.10% open maturity[17]	27,000	27,000
issued 02/06/19 at 2.10% open maturity[17]	5,000	5,000
issued 02/08/19 at 2.10% open maturity[17]	5,000	5,000

Bank of America Merrill Lynch
issued 11/21/18 at 2.15% open maturity[17]	484,063	484,063
issued 12/10/18 at 2.15% open maturity[17]	339,100	339,100
issued 11/27/18 at 2.15% open maturity[17]	244,400	244,400
issued 11/29/18 at 2.15% open maturity[17]	193,500	193,500
issued 12/17/18 at 2.12% open maturity[17]	152,000	152,000
issued 11/28/18 at 2.15% open maturity[17]	68,250	68,250
issued 02/13/19 at 2.15% open maturity[17]	56,720	56,720
issued 02/12/19 at 2.10% open maturity[17]	9,363	9,363
issued 02/08/19 at 2.10% open maturity[17]	4,675	4,675

Barclays Capital
issued 12/13/18 at 2.00% open maturity[17]	458,750	458,750

BNP Paribas
issued 02/07/19 at 2.10% open maturity[17]	4,638	4,638
Total Repurchase Agreements
(Cost $3,607,458)		3,607,458
Total Investments - 105.2%
(Cost $660,847,495)	$638,321,692

	Face
	Amount~	Value
CORPORATE BONDS SOLD SHORT†† - (0.6%)
Harley-Davidson, Inc.
3.50% due 07/28/25	(100,000)	$(95,654)
Flex Ltd.
4.75% due 06/15/25	(170,000)	(173,029)
Univision Communications, Inc.
5.13% due 05/15/23[7]	(50,000)	(45,375)
5.13% due 02/15/25[7]	(150,000)	(131,250)
Envision Healthcare Corp.
8.75% due 10/15/26[7]	(650,000)	(586,625)
Mylan N.V.
3.95% due 06/15/26	(680,000)	(636,964)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(810,000)	(805,773)
Dollar Tree, Inc.
4.00% due 05/15/25	(1,200,000)	(1,178,852)
Total Corporate Bonds Sold Short
(Cost $3,578,413)		(3,653,522)

	Contracts	Value
OPTIONS WRITTEN† - (0.2)%
Call options on:
S&P 500 Index	340	$(1,394,000)
Expiring March 2019 with strike price of $2,765.00 (Notional Value $94,672,660)
Total Call Options Written
(Premiums received $1,342,288)		(1,394,000)
Other Assets & Liabilities, net - (4.4)%		(26,500,932)
Total Net Assets - 100.0%		$606,773,238

Futures Contracts†,*

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts	680	Mar 2019	$94,690,000	$8,517,933

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Received	Unrealized Depreciation**
Bank of America, N.A.	ICE	CDX IG31	1.00%	Quarterly	12/20/23	$98,500,000	$(1,754,573)	$(1,120,239)	$(634,334)

OTC CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
Counterparty		Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
Goldman Sachs International		L Brands, Inc.	1.00%	Quarterly	12/20/23	$30,000	$2,717	$2,460	$257
Morgan Stanley Capital Services LLC		CDX IG31	1.00%	Quarterly	12/20/23	5,800,000	(65,614)	(1,326)	(64,288)
Goldman Sachs International		CDX IG31	1.00%	Quarterly	12/20/23	13,410,000	(151,703)	(21,098)	(130,605)
							$(214,600)	$(19,964)	$(194,636)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 28, 2019	Unrealized Appreciation (Depreciation)
Morgan Stanley	230,000,000	JPY	04/08/19	$2,113,145	$2,069,381	$43,764
Morgan Stanley	431,700,000	JPY	05/28/19	3,922,264	3,899,602	22,662
Goldman Sachs	11,400,000	BRL	07/01/19	3,025,397	3,012,541	12,856
Goldman Sachs	770,000	EUR	03/22/19	887,290	877,274	10,016
JPMorgan Chase & Co.	33,500,000	JPY	03/11/19	309,975	300,704	9,271
BofA Merrill Lynch	875,000	EUR	04/05/19	999,863	998,123	1,740
Citigroup	7,800,000	BRL	07/01/19	2,062,701	2,061,213	1,488
JPMorgan Chase & Co.	1,490,000	EUR	05/10/19	1,705,786	1,704,860	926
Goldman Sachs	400,000	CAD	05/16/19	304,630	304,604	26
Morgan Stanley	166,900,000	JPY	05/13/19	1,506,025	1,506,002	23
BofA Merrill Lynch	125,000	CAD	05/15/19	94,461	95,186	(725)
BofA Merrill Lynch	130,000	CAD	05/09/19	98,176	98,979	(803)
BofA Merrill Lynch	1,165,000	EUR	03/12/19	1,325,316	1,326,146	(830)
JPMorgan Chase & Co.	200,000	CAD	05/09/19	151,295	152,275	(980)
JPMorgan Chase & Co.	400,000	CAD	05/14/19	302,803	304,588	(1,785)
Barclays	400,000	CAD	04/18/19	302,556	304,401	(1,845)
Barclays	525,000	CAD	04/17/19	397,215	399,517	(2,302)
BofA Merrill Lynch	1,400,000	EUR	05/10/19	1,598,730	1,601,882	(3,152)
Citigroup	1,134,000	EUR	05/17/19	1,290,837	1,298,260	(7,423)
Goldman Sachs	1,764,000	EUR	05/17/19	2,004,327	2,019,514	(15,187)
Citigroup	500,000,000	HUF	03/06/19	1,770,964	1,802,161	(31,197)
JPMorgan Chase & Co.	14,480,000	MXN	05/23/19	706,117	741,875	(35,758)
BofA Merrill Lynch	3,866,000	GBP	03/12/19	5,017,353	5,129,186	(111,833)
JPMorgan Chase & Co.	43,400,000	MXN	03/14/19	2,132,521	2,247,490	(114,969)
Barclays	122,000,000	MXN	03/28/19	5,922,732	6,303,866	(381,134)
Citigroup	45,710,000	BRL	04/01/19	11,735,914	12,160,648	(424,734)
Goldman Sachs	64,417,500	ILS	05/31/19	17,320,071	17,905,443	(585,372)
						$(1,617,257)
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at February 28, 2019	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch	43,400,000	MXN	03/14/19	$2,241,713	$2,247,490	$5,777
Barclays	14,480,000	MXN	05/23/19	740,816	741,875	1,059
Barclays	122,000,000	MXN	03/28/19	6,318,984	6,303,866	(15,118)
						$(8,282)
~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted. — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at February 28, 2019. The total market value of fair valued securities amounts to $31,641,617, (cost $32,112,931) or 5.2% of total net assets.
2	Affiliated issuer.
3	Perpetual maturity.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Rate indicated is the 7-day yield as of February 28, 2019.
6	Payment-in-kind security.
7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $144,069,603 (cost $157,373,140), or 23.7% of total net assets.

8
Variable rate security.  Rate indicated is the rate effective at February 28, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2019. See table below for additional step information for each security.

11
Security is a 144A or Section 4(a2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $20,666,268 (cost $27,223,581), or 3.4% of total net assets — See Note 6.

12	Security is in default of interest and/or principal obligations.
13	Rate indicated is the effective yield at the time of purchase.
14	Zero coupon rate security.
15	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
16
All or a portion of these securities have been physically segregated in connection with futures contracts and unfunded loan commitments. As of February 28, 2019, the total value of segregated securities was $27,984,942.

17
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread.  Rate indicated is the rate effective at February 28, 2019.

BofA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EURO
EURIBOR	European Interbank Offered Rate
GBP	British Pound
HUF	Hungarian Forint
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at February 28, 2019 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$362,209	$1,177,592		$89,580	$1,629,381
Preferred Stocks	—	2,367,806		520,857	2,888,663
Warrants	—	—	*	131	131
Money Market Fund	14,844,949	—		—	14,844,949
Senior Floating Rate Interests	—	182,665,615		21,722,512	204,388,127
Asset-Backed Securities	—	110,499,972		9,719,017	120,218,989
Corporate Bonds	—	88,564,282		4,370,536	92,934,818
Collateralized Mortgage Obligations	—	77,966,569		—	77,966,569
U.S. Treasury Bills	—	37,318,783		—	37,318,783
Foreign Government Debt	—	55,479,058		—	55,479,058
Senior Fixed Rate Interests	—	—		763,913	763,913
Municipal Bonds	—	423,712		—	423,712
Commercial Paper	—	25,857,141		—	25,857,141
Repurchase Agreements	—	3,607,458		—	3,607,458
Equity Futures Contracts**	8,517,933	—		—	8,517,933
OTC Credit Default Swap Agreements**	—	257		—	257
Forward Foreign Currency Exchange Contracts**	—	109,608		—	109,608
Total Assets	$23,725,091	$586,037,853		$37,186,546	$646,949,490

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$3,653,522		$—	$3,653,522
Call Options Written	1,394,000	—		—	1,394,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Centrally Cleared Credit Default Swap Agreements	—	634,334	—	634,334
OTC Credit Default Swap Agreements**	—	194,893	—	194,893
Forward Foreign Currency Exchange Contracts**	—	1,735,147	—	1,735,147
Unfunded Loan Commitments (Note 5)	—	267,693	635,104	902,797
Total Liabilities	$1,394,000	$6,485,589	$635,104	$8,514,693

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2019	Valuation Technique	Unobservable Inputs	Input Range		Weighted Average
Assets:
Asset Backed Securities	$8,544,625	Yield Analysis	Yield	3.9%-13.0%		6.8%
Asset Backed Securities	1,174,392	OAS off prior month broker quote	Indicative Quote	—		—
Common Stocks	89,580	Enterprise Value	Valuation Multiple	7.7x-10.3	x	9.5	x
Corporate Bonds	4,370,536	OAS off prior month broker quote	Indicative Quote	—		—
Preferred Stocks	520,857	Enterprise Value	Valuation Multiple	17	x	—
Senior Fixed Rate Interests	763,913	Model Price	Market Comparable Yield	9.8%		—
Senior Floating Rate Interests	9,035,529	Model Price	Market Comparable Yields	6.9%-10.6%		7.9%
Senior Floating Rate Interests	8,094,690	Yield Analysis	Yield	6.0%-10.5%		8.3%
Senior Floating Rate Interests	2,872,556	Model Price	Liquidation Value	—		—
Senior Floating Rate Interests	892,775	Model Price	Purchase Price	—		—
Senior Floating Rate Interests	826,962	Enterprise Value	Valuation Multiple	10.3	x	10.3	x
Warrants	131	Enterprise Value	Valuation Multiple	17	x	—
Total	$37,186,546

Liabilities:
Unfunded Loan Commitments	$635,104	Model Price	Purchase Price	—		—

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Significant changes in an indicative quote, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of February 28, 2019, the Fund had securities with a total value of $8,372,156 transfer from Level 3 to Level 2 due to availability of market price information at period end and had securities with a total value of $1,743,913 transfer from Level 2 to Level 3 due to lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2019:

LEVEL 3 - Fair value measurement using significant unobservable inputs
	Assets								Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$11,860,166	$10,036,584	$27,159,336	$-	$228,184	$485,000	$-	$49,769,270	$(610,438)
Purchases/(Receipts)	-	21,203	5,547,513	-	-	35,857	-	5,604,573	(528,362)
Sales, maturities and (paydowns)/Fundings	(393,686)	(1,606,146)	(9,490,366)	-	(4,791)	-	-	(11,494,989)	291,556
Amortization of discount/premiums	199,348	5,215	154,320	-	-	-	-	358,883	-
Total realized gains (losses) included in earnings	-	167,382	(52,727)	-	(214)	-	-	114,441	93,902
Total change in unrealized appreciation (depreciation) included in earnings	226,806	(239,027)	(391,700)	131	(133,599)	-	-	(537,389)	118,238
Transfers into Level 3	-	-	980,000	-	-	-	763,913	1,743,913	-
Transfers out of Level 3	(2,173,617)	(4,014,675)	(2,183,864)	-	-	-	-	(8,372,156)	-
Ending Balance	$9,719,017	$4,370,536	$21,722,512	$131	$89,580	$520,857	$763,913	$37,186,546	$(635,104)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2019	$225,132	$(52,031)	$(429,552)	$131	$(133,599)	$-	$(117,747)	$(507,666)	$151,223

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next and Final Reset Date	Next and Final Rate Reset Date
Apollo Aviation Securitization Equity Trust 2016-1A, 6.50% due 03/17/36	8.50%	03/15/23
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven based on the underlying collateral obtained.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets			Dollar Tree Inc.
1.80% - 2.10%			4.00%
Open Maturity*	$1,592,000	$1,592,000	05/15/25	$910,000	$893,984

			Spirit AeroSystems Inc.
			4.60%
			06/15/28	400,000	397,920

			Envision Healthcare Corp.
			8.75%
			10/15/26	150,000	135,375

			Harley-Davidson Inc.
			3.50%
			07/28/25	100,000	95,650

			Univision Communications Inc.
			5.13%
			02/15/25	85,000	74,375

			Univision Communications Inc.
			5.13%
			05/15/23	35,000	31,763
				$1,680,000	$1,629,067

Bank of America Merrill Lynch			Mylan NV
2.10% - 2.15%			3.95%
Open Maturity*	1,552,071	1,552,071	06/15/26	$680,000	$636,956

			Spirit AeroSystems Inc.
			4.60%
			06/15/28	410,000	407,868

			Dollar Tree Inc.
			4.00%
			05/15/25	290,000	284,896

			Flex Ltd.
			4.75%
			06/15/25	170,000	173,026

			Univision Communications Inc.
			5.13%
			02/15/25	60,000	52,500

			Univision Communications Inc.
			5.13%
			05/15/23	15,000	13,613
				$1,625,000	$1,568,859

Barclays Capital			Envision Healthcare Corp.
2.00%			8.75%
Open Maturity*	458,750	458,750	10/15/26	$500,000	$451,250

BNP Paribas			Univision Communications Inc.
2.10%			5.13%
Open Maturity*	4,638	4,638	02/15/25	$5,000	$4,375

* The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread.  Rate indicated is the rate effective at February 28, 2019.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Transactions during the period ended February 28, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/19		Shares/Face Amount 02/28/19	Investment Income
Common Stock
Aspect Software, Inc.	$137,213	$–	$(214)	$–	$(136,999)	$–	**	156	$–
Targus Group International Equity, Inc.*,1	33,921	–	(4,791)	–	(1,723)	27,407		12,989	1,160
Senior Floating Rate Interests
Aspect Software, Inc. 8.50% (Commercial Prime Lending Rate + 3.00%), Rate Floor: 4.00%) due 05/25/20[2]	609,375	207,670	(259,784)	–	(94,272)	462,989		557,261	54,624
Aspect Software, Inc. 15.50% (Commercial Prime Lending Rate + 10.00%, Rate Floor: 11.00%) due 05/25/20[2]	843,851	17,548	(119,292)	8,774	(94,912)	655,969		789,535	105,455
Targus Group International, Inc. 15.13% (3 Month USD LIBOR + 11.50%, Rate Floor: 14.75%) due 08/01/25,1,2,3	–	–	–	–	–	–	**	155,450	–
Warrants
Aspect Software, Inc.*	–	–	–	–	–	–	**	134,686	–
	$1,624,360	$225,218	$(384,081)	$8,774	$(327,906)	$1,146,365			$161,239

*	Non-income producing security.
**	Market value is less than $1.
1
Security was fair valued by the Valuation Committee at February 28, 2019.  The total market value of fair valued and affiliated securities amounts to $27,407, (cost $13,480) or less than 0.1% of total net assets.

2
Variable rate security.  Rate indicated is the rate effective at February 28, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3	Security is in default of interest and/or principal obligations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Advisor”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the official settlement price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Note 2 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Options Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Future Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the reference index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

 Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

 The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2019, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
$655,972,293	$13,692,484	$(30,327,183)	$(16,634,699)

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2019. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2019, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Acosta, Inc.	09/26/19		486,914	$243,083
Alexander Mann	08/09/24	GBP	1,250,000	210,395
Aspect Software, Inc.	07/15/23		277,670	11,168
Cypress Intermediate Holdings III, Inc.	04/27/22		1,250,000	97,646
Dominion Web Solutions LLC	06/15/23		115,385	–
Examworks Group, Inc.	07/27/21		1,400,000	80,000
Fortis Solutions Group LLC	12/15/23		377,272	16,058
Galls LLC	01/31/24		433,835	9,690
Hostess Brands LLC	08/03/20		500,000	20,214
ICP Industrial, Inc.	11/03/23		208,275	1,041
Lytx, Inc.	08/31/22		52,632	4,612
Ministry Brands LLC	12/02/22		115,396	577
MRI Software LLC	06/30/23		65,778	3,316
Nimbus Acquisition Topco Ltd.	07/15/20	GBP	500,000	22,787
Packaging Coordinators Midco, Inc.	07/01/21		1,500,000	87,582
SHO Holding I Corp.	10/27/21		166,000	11,620
SLR Consulting Ltd.	05/14/25	GBP	200,000	3,540
Solera LLC	03/03/21		1,355,333	76,631
WIRB - Copernicus Group, Inc.	08/15/22		718,367	2,837
				$902,797

* The face amount is denominated in U.S. dollars unless otherwise indicated.

      GBP – British Pound

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust 2001-1A, 3.01%
(1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[1,3]	10/14/09	$5,384,675	$233,559
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[4]	09/18/14	1,863,240	1,881,443
CNB Financial Corp.
5.75% due 10/15/26[2]	09/14/16	2,000,000	2,021,868
Exide Technologies
11.00% due 04/30/22[4,5]	02/10/16	2,180,956	1,978,226
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52	11/14/16	1,930,953	1,950,186
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44	05/11/17	3,905,956	3,701,250
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1,4]	04/14/15	232,404	294,305
HP Communities LLC
6.16% due 09/15/53[4]	07/21/15	997,567	1,108,209
HP Communities LLC
6.82% due 09/15/53[4]	06/09/14	960,370	1,038,053
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21	07/30/13	549,645	515,625
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23	05/08/13	1,449,482	1,348,406
Pacific Beacon LLC
5.63% due 07/15/51[4]	01/15/14	575,241	673,206
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,555,759	1,421,362
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[3]	01/18/14	1,178,716	121,615
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48	05/25/18	1,986,191	1,975,659
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	472,426	403,296
		$27,223,581	$20,666,268

1
Variable rate security.  Rate indicated is the rate effective at February 28, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Security is in default of interest and/or principal obligations.
4
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2019, the total value of restricted and segregated securities was $6,973,442.

5	Payment-in-kind security.

Other Information (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By: /s/ Brian E. Binder
       Brian E. Binder
       President and Chief Executive Officer

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian E. Binder
       Brian E. Binder
       President and Chief Executive Officer

Date: April 29, 2019

By:  /s/ John L. Sullivan
        John L. Sullivan
        Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: April 29, 2019